Convertible Note (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 20, 2021	Dec. 31, 2021
Convertible Note (Details) [Line Items]
Outstanding balance per annum percentage		8.00%
Outstanding balance issue date		6 months
Ordinary shares price equal percentage		85.00%
Equity component (in Dollars)		$ 1,095,390
Warrants value (in Dollars)		$ 212,105
Debt issuance costs description		the original Convertible Note comprised of commissions paid to third party placement agent, lawyers, and warrants value of $880,025. The Company allocated the total amount incurred to the liability and equity components of the original Convertible Note based on their relative values. Issuance costs attributable to the liability component were $697,282 and will be amortized to interest expense using the effective interest method over the contractual term. Issuance costs attributable to the equity component were $182,743 and netted with the equity component in stockholders’ equity of $1,095,390 and warrant value of $212,105
Liability component fair value percentage		33.14%
Ordinary Shares [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Trigger Event [Member]
Convertible Note (Details) [Line Items]
Accrue lesser per annum percentage		22.00%
Trigger Event [Member] | Maximum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage		12.00%
Trigger Event [Member] | Minimum [Member]
Convertible Note (Details) [Line Items]
Outstanding balance payable percentage		5.00%
Joseph Stone Capital, LLC [Member]
Convertible Note (Details) [Line Items]
Cash fee equal		6.50%
Purchase ordinary shares (in Shares)		157,934
Warrants term		5 years
Price per share (in Dollars per share)		$ 2
Investor [Member]
Convertible Note (Details) [Line Items]
Original principal amount (in Dollars)	$ 5,275,000
Original issue discount (in Dollars)	250,000
Other transaction costs (in Dollars)	$ 25,000
Convertible Debt [Member]
Convertible Note (Details) [Line Items]
Equity component (in Dollars)		$ 1,307,495